Offerings - Offering: 1	Oct. 28, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Ordinary shares, no par value
Amount Registered | shares	50,476,408
Proposed Maximum Offering Price per Unit	1.1832
Maximum Aggregate Offering Price	$ 59,723,685.95
Fee Rate	0.0087%
Amount of Registration Fee	$ 5,195.96
Offering Note	Represents up to 50,476,408 ordinary shares, no par value, of Abits Group Inc offered for resale by Shakawe Capital LLC, consisting of (i) up to 18,148,821 ordinary shares that the Company may elect to issue and sell to Shakawe pursuant to the Equity Purchase Agreement, dated as of September 14, 2026, between the Company and Shakawe, and (ii) up to 32,327,587 ordinary shares issued or issuable to Shakawe as a commitment fee, including 26,970,444 additional ordinary shares that may become issuable pursuant to the true-up provisions of the Equity Purchase Agreement and ordinary shares issuable upon exercise of pre-funded warrants issued or issuable in lieu of commitment shares. Estimated solely for purposes of calculating the registration fee in accordance with Rule 457(c) under the Securities Act, based on the average of the high and low prices of the Company's ordinary shares as reported on The Nasdaq Capital Market on October 22, 2026, a date within five business days prior to the filing of this Registration Statement, which was $1.1832 per share. Pursuant to Rule 416 under the Securities Act, the Company is also registering an indeterminate number of additional ordinary shares as may become issuable by reason of any share dividends, share splits, recapitalizations or other similar transactions.